Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Global Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six
month
s?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 21	0.41% *
*Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 8,591,000,000
Holdings Count | Holding	160
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,591
Total number of portfolio holdings	160
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Global Growth Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on
a
hypothetical
$10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 35	0.66% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 8,591,000,000
Holdings Count | Holding	160
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,591
Total number of portfolio holdings	160
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Global Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 35	0.66% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 8,591,000,000
Holdings Count | Holding	160
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,591
Total number of portfolio holdings	160
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Global Growth Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 48	0.91% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 8,591,000,000
Holdings Count | Holding	160
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 8,591
Total number of portfolio holdings	160
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Global Small Capitalization Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 34	0.65% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 3,066,000,000
Holdings Count | Holding	280
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,066
Total number of portfolio holdings	280
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Global Small Capitalization Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 46	0.90% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 3,066,000,000
Holdings Count | Holding	280
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,066
Total number of portfolio holdings	280
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Global Small Capitalization Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 46	0.90% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 3,066,000,000
Holdings Count | Holding	280
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,066
Total number of portfolio holdings	280
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Global Small Capitalization Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Global Small Capitalization Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Global Small Capitalization Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 59	1.15% *
*Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 3,066,000,000
Holdings Count | Holding	280
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,066
Total number of portfolio holdings	280
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 18	0.34% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 51,290,000,000
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,290
Total number of portfolio holdings	231
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Growth Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 31	0.59% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 51,290,000,000
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,290
Total number of portfolio holdings	231
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 31	0.59% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 51,290,000,000
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net ass ets (in millio ns)	$ 51,290
Total number of portfolio holdings	231
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Growth Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 51,290,000,000
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,290
Total number of portfolio holdings	231
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (perc e nt of net assets)
Growth Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 44	0.84% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 51,290,000,000
Holdings Count | Holding	231
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 51,290
Total number of portfolio holdings	231
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 7,209,000,000
Holdings Count | Holding	144
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,209
Total number of portfolio holdings	144
Portfolio turnover rate	42%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information a bout American Fu n ds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 40	0.77% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 7,209,000,000
Holdings Count | Holding	144
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,209
Total number of portfolio holdings	144
Portfolio turnover rate	42%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Fun ds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 40	0.77% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 7,209,000,000
Holdings Count | Holding	144
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,209
Total number of portfolio holdings	144
Portfolio turnover rate	42%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 37	0.70% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 7,209,000,000
Holdings Count | Holding	144
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,209
Total number of portfolio holdings	144
Portfolio turnover rate	42%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - International Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 54	1.02% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 7,209,000,000
Holdings Count | Holding	144
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,209
Total number of portfolio holdings	144
Portfolio turnover rate	42%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New World Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 30	0.57% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 3,728,000,000
Holdings Count | Holding	592
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,728
Total number of portfolio holdings	592
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *In clud es derivatives.
New World Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 44	0.82% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 3,728,000,000
Holdings Count | Holding	592
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,728
Total number of portfolio holdings	592
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 44	0.82% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 3,728,000,000
Holdings Count | Holding	592
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,728
Total number of portfolio holdings	592
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –New World Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - New World Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 57	1.07% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 3,728,000,000
Holdings Count | Holding	592
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,728
Total number of portfolio holdings	592
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio ho ld ings by sector (percent of net assets) *Includes derivatives.
Washington Mutual Investors Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Washington Mutual Investors Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 13	0.26% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 11,672,000,000
Holdings Count | Holding	182
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,672
Total number of portfolio holdings	182
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 11,672,000,000
Holdings Count | Holding	182
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,672
Total number of portfolio holdings	182
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 11,672,000,000
Holdings Count | Holding	182
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,672
Total number of portfolio holdings	182
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Washington Mutual Investors Fund - Class 4
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 39	0.76% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 11,672,000,000
Holdings Count | Holding	182
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11,672
Total number of portfolio holdings	182
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
U.S. Small and Mid Cap Equity Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a
hypothetical $10,000 i
nves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 15,755,000
Holdings Count | Holding	155
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 15,755
Total number of portfolio holdings	155
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
U.S. Small and Mid Cap Equity Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a
hypothetical $10,000 in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 15,755,000
Holdings Count | Holding	155
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 15,755
Total number of portfolio holdings	155
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
U.S. Small and Mid Cap Equity Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a
hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 15,755,000
Holdings Count | Holding	155
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 15,755
Total number of portfolio holdings	155
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
U.S. Small and Mid Cap Equity Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – U.S. Small and Mid Cap Equity Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

U.S. Small and Mid Cap Equity Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last
six
mo
nths?
(based
on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 15,755,000
Holdings Count | Holding	155
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 15,755
Total number of portfolio holdings	155
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 22	0.42% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 1,998,000,000
Holdings Count | Holding	347
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,998
Total number of portfolio holdings	347
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 35	0.67% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 1,998,000,000
Holdings Count | Holding	347
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,998
Total number of portfolio holdings	347
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 35	0.67% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 1,998,000,000
Holdings Count | Holding	347
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,998
Total number of portfolio holdings	347
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital World Growth and Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Capital World Growth and Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 49	0.92% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 1,998,000,000
Holdings Count | Holding	347
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,998
Total number of portfolio holdings	347
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Growth-Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothet
ica
l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 14	0.28% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[1]
Net Assets	$ 42,562,000,000
Holdings Count | Holding	154
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 42,562
Total number of portfolio holdings	154
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Growth-Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(ba
sed
on
a hypothetica
l $1
0,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 27	0.53% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 42,562,000,000
Holdings Count | Holding	154
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 42,562
Total number of portfolio holdings	154
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Growth-Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You c an find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypo
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 27	0.53% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 42,562,000,000
Holdings Count | Holding	154
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 42,562
Total number of portfolio holdings	154
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Growth-Income Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a
hy
poth
etical $1
0,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 24	0.46% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 42,562,000,000
Holdings Count | Holding	154
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 42,562
Total number of portfolio holdings	154
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
Growth-Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Growth-Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by conta cting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 40	0.78% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 42,562,000,000
Holdings Count | Holding	154
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 42,562
Total number of portfolio holdings	154
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Less than 0.01%.
International Growth and Income Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hyp
othet
ical $1
0,000 i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 30	0.54% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 396,065,000
Holdings Count | Holding	281
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 396,065
Total number of portfolio holdings	281
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2025 to June
30, 2
025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,
000 in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 43	0.79% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 396,065,000
Holdings Count | Holding	281
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 396,065
Total number of portfolio holdings	281
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important informa tion
about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,00
0 inves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 43	0.79% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 396,065,000
Holdings Count | Holding	281
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 396,065
Total number of portfolio holdings	281
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – International Growth and Income Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

International Growth and Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a
hypothetical $10,0
00 invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 57	1.04% *
*Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 396,065,000
Holdings Count | Holding	281
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 396,065
Total number of portfolio holdings	281
Portfolio turnover rate	27%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Capital Income Builder - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10
,000 invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 1,566,000,000
Holdings Count | Holding	1,075
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,566
Total number of portfolio holdings	1,075
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 1,566,000,000
Holdings Count | Holding	1,075
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,566
Total number of portfolio holdings	1,075
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 1,566,000,000
Holdings Count | Holding	1,075
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,566
Total number of portfolio holdings	1,075
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Capital Income Builder - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital Income Builder
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital Income Builder (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 40	0.77% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,566,000,000
Holdings Count | Holding	1,075
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,566
Total number of portfolio holdings	1,075
Portfolio turnover rate including mortgage dollar roll transactions	43%
Portfolio turnover rate excluding mortgage dollar roll transactions	34%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
Asset Allocation Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 15	0.30% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 27,676,000,000
Holdings Count | Holding	1,972
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,676
Total number of portfolio holdings	1,972
Portfolio turnover rate including mortgage dollar roll transactions	59%
Portfolio turnover rate excluding mortgage dollar roll transactions	33%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Asset Allocation Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 28	0.55% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 27,676,000,000
Holdings Count | Holding	1,972
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,676
Total number of portfolio holdings	1,972
Portfolio turnover rate including mortgage dollar roll transactions	59%
Portfolio turnover rate excluding mortgage dollar roll transactions	33%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Asset Allocation Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 28	0.55% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 27,676,000,000
Holdings Count | Holding	1,972
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,676
Total number of portfolio holdings	1,972
Portfolio turnover rate including mortgage dollar roll transactions	59%
Portfolio turnover rate excluding mortgage dollar roll transactions	33%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Asset Allocation Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 25	0.48% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 27,676,000,000
Holdings Count | Holding	1,972
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,676
Total number of portfolio holdings	1,972
Portfolio turnover rate including mortgage dollar roll transactions	59%
Portfolio turnover rate excluding mortgage dollar roll transactions	33%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Asset Allocation Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Asset Allocation Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 41	0.80% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 27,676,000,000
Holdings Count | Holding	1,972
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 27,676
Total number of portfolio holdings	1,972
Portfolio turnover rate including mortgage dollar roll transactions	59%
Portfolio turnover rate excluding mortgage dollar roll transactions	33%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 26	0.50% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 418,589,000
Holdings Count | Holding	750
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 418,589
Total number of portfolio holdings	750
Portfolio turnover rate including mortgage dollar roll transactions	47%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 39	0.75% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 418,589,000
Holdings Count | Holding	750
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 418,589
Total number of portfolio holdings	750
Portfolio turnover rate including mortgage dollar roll transactions	47%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 39	0.75% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 418,589,000
Holdings Count | Holding	750
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 418,589
Total number of portfolio holdings	750
Portfolio turnover rate including mortgage dollar roll transactions	47%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Global Balanced Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –American Funds Global Balanced Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

American Funds Global Balanced Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 52	1.00% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 418,589,000
Holdings Count | Holding	750
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 418,589
Total number of portfolio holdings	750
Portfolio turnover rate including mortgage dollar roll transactions	47%
Portfolio turnover rate excluding mortgage dollar roll transactions	28%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Bond Fund of America - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 12	0.24% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 10,966,000,000
Holdings Count | Holding	2,062
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,966
Total number of portfolio holdings	2,062
Portfolio turnover rate including mortgage dollar roll transactions	120%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 10,966,000,000
Holdings Count | Holding	2,062
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,966
Total number of portfolio holdings	2,062
Portfolio turnover rate including mortgage dollar roll transactions	120%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 10,966,000,000
Holdings Count | Holding	2,062
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,966
Total number of portfolio holdings	2,062
Portfolio turnover rate including mortgage dollar roll transactions	120%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
The Bond Fund of America - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –The Bond Fund of America
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 37	0.74% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 10,966,000,000
Holdings Count | Holding	2,062
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,966
Total number of portfolio holdings	2,062
Portfolio turnover rate including mortgage dollar roll transactions	120%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 25	0.48% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 1,472,000,000
Holdings Count | Holding	1,294
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,472
Total number of portfolio holdings	1,294
Portfolio turnover rate including mortgage dollar roll transactions	60%
Portfolio turnover rate excluding mortgage dollar roll transactions	31%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 38	0.73% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 1,472,000,000
Holdings Count | Holding	1,294
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,472
Total number of portfolio holdings	1,294
Portfolio turnover rate including mortgage dollar roll transactions	60%
Portfolio turnover rate excluding mortgage dollar roll transactions	31%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 38	0.73% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 1,472,000,000
Holdings Count | Holding	1,294
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,472
Total number of portfolio holdings	1,294
Portfolio turnover rate including mortgage dollar roll transactions	60%
Portfolio turnover rate excluding mortgage dollar roll transactions	31%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Capital World Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 51	0.98% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 1,472,000,000
Holdings Count | Holding	1,294
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,472
Total number of portfolio holdings	1,294
Portfolio turnover rate including mortgage dollar roll transactions	60%
Portfolio turnover rate excluding mortgage dollar roll transactions	31%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American High-Income Trust - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 995,000,000
Holdings Count | Holding	928
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 995
Total number of portfolio holdings	928
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 29	0.57% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 995,000,000
Holdings Count | Holding	928
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 995
Total number of portfolio holdings	928
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 29	0.57% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 995,000,000
Holdings Count | Holding	928
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 995
Total number of portfolio holdings	928
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 25	0.50% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 995,000,000
Holdings Count | Holding	928
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 995
Total number of portfolio holdings	928
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American High-Income Trust - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American High-Income Trust
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - American High-Income Trust (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 41	0.82% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 995,000,000
Holdings Count | Holding	928
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 995
Total number of portfolio holdings	928
Portfolio turnover rate	18%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Funds Mortgage Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 118,141,000
Holdings Count | Holding	475
Investment Company, Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 118,141
Total number of portfolio holdings	475
Portfolio turnover rate including mortgage dollar roll transactions	222%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 26	0.52% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 118,141,000
Holdings Count | Holding	475
Investment Company, Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 118,141
Total number of portfolio holdings	475
Portfolio turnover rate including mortgage dollar roll transactions	222%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 26	0.52% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 118,141,000
Holdings Count | Holding	475
Investment Company, Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 118,141
Total number of portfolio holdings	475
Portfolio turnover rate including mortgage dollar roll transactions	222%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
American Funds Mortgage Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – American Funds Mortgage Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

American Funds Mortgage Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 39	0.77% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 118,141,000
Holdings Count | Holding	475
Investment Company, Portfolio Turnover	222.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 118,141
Total number of portfolio holdings	475
Portfolio turnover rate including mortgage dollar roll transactions	222%
Portfolio turnover rate excluding mortgage dollar roll transactions	30%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Ultra-Short Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 15	0.29% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 324,230,000
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 324,230
Total number of portfolio holdings	52
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	72.15%
Bonds & notes of governments & government agencies outside the U.S.	20.81%
Federal agency bills & notes	8.43%
Other assets less liabilities	(1.39) %
Total	100.00%

Ultra-Short Bond Fund - Class1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 26	0.52% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 324,230,000
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 324,230
Total number of portfolio holdings	52
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	72.15%
Bonds & notes of governments & government agencies outside the U.S.	20.81%
Federal agency bills & notes	8.43%
Other assets less liabilities	(1.39) %
Total	100.00%

Ultra-Short Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 27	0.54% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 324,230,000
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 324,230
Total number of portfolio holdings	52
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	72.15%
Bonds & notes of governments & government agencies outside the U.S.	20.81%
Federal agency bills & notes	8.43%
Other assets less liabilities	(1.39) %
Total	100.00%

Ultra-Short Bond Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 24	0.47% *
*Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 324,230,000
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 324,230
Total number of portfolio holdings	52
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	72.15%
Bonds & notes of governments & government agencies outside the U.S.	20.81%
Federal agency bills & notes	8.43%
Other assets less liabilities	(1.39) %
Total	100.00%

Ultra-Short Bond Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –Ultra-Short Bond Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Ultra-Short Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 40	0.79% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 324,230,000
Holdings Count | Holding	52
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 324,230
Total number of portfolio holdings	52
Portfolio turnover rate	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
Commercial paper	72.15%
Bonds & notes of governments & government agencies outside the U.S.	20.81%
Federal agency bills & notes	8.43%
Other assets less liabilities	(1.39) %
Total	100.00%

U.S. Government Securities Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 13	0.26% *
*Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[1]
Net Assets	$ 1,817,000,000
Holdings Count | Holding	706
Investment Company, Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,817
Total number of portfolio holdings	706
Portfolio turnover rate including mortgage dollar roll transactions	150%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 1,817,000,000
Holdings Count | Holding	706
Investment Company, Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,817
Total number of portfolio holdings	706
Portfolio turnover rate including mortgage dollar roll transactions	150%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 26	0.51% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 1,817,000,000
Holdings Count | Holding	706
Investment Company, Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,817
Total number of portfolio holdings	706
Portfolio turnover rate including mortgage dollar roll transactions	150%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 3
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-3
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$ 22	0.44% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 1,817,000,000
Holdings Count | Holding	706
Investment Company, Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,817
Total number of portfolio holdings	706
Portfolio turnover rate including mortgage dollar roll transactions	150%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® –U.S. Government Securities Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

U.S. Government Securities Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 39	0.76% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 1,817,000,000
Holdings Count | Holding	706
Investment Company, Portfolio Turnover	150.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 1,817
Total number of portfolio holdings	706
Portfolio turnover rate including mortgage dollar roll transactions	150%
Portfolio turnover rate excluding mortgage dollar roll transactions	23%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Managed Risk Growth Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 519,945,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 519,945
Total number of portfolio holdings	14
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Growth Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series - Managed Risk Growth Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 32	0.62% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 519,945,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 519,945
Total number of portfolio holdings	14
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk International Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk International Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk International Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 114,081,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 114,081
Total number of portfolio holdings	14
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk International Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk International Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk International Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 33	0.66% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[1]
Net Assets	$ 114,081,000
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 114,081
Total number of portfolio holdings	14
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Washington Mutual Investors Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Washington Mutual Investors Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 318,064,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 318,064
Total number of portfolio holdings	13
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Washington Mutual Investors Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Washington Mutual Investors Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Washington Mutual Investors Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.62% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 318,064,000
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 318,064
Total number of portfolio holdings	13
Portfolio turnover rate	17%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Growth-Income Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth-Income Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Growth-Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 2,123,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,123
Total number of portfolio holdings	16
Portfolio turnover rate	20%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Growth-Income Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Growth-Income Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Growth-Income Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 2,123,000,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,123
Total number of portfolio holdings	16
Portfolio turnover rate	20%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Asset Allocation Fund - Class P1
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Asset Allocation Fund
Class Name	Class P1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Asset Allocation Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 1,953,869,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 1,953,869
Total number of portfolio holdings	11
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
Managed Risk Asset Allocation Fund - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds Insurance Series® – Managed Risk Asset Allocation Fund
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Insurance Series -

Managed Risk Asset Allocation Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,953,869,000
Holdings Count | Holding	11
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 1,953,869
Total number of portfolio holdings	11
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.

[1]	Annualized.